Investment in associated companies (Restated) - Narrative (Details)					3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Dec. 05, 2016 USD ($)	Jul. 21, 2014 USD ($)	Feb. 08, 2013 USD ($) shares	Sep. 30, 2016 USD ($) [1]	Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($) [1]	Jun. 30, 2016 USD ($) [1]	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) class_of_stock vessel class_of_membership_interest	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Apr. 20, 2017	Jun. 19, 2015	Mar. 10, 2015	Mar. 09, 2015	Nov. 12, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired											$ 6,000,000	$ 0		$ 0
Total impairment of investments					$ 882,000,000			$ 13,000,000	$ 13,000,000	$ 895,000,000	895,000,000	1,285,000,000	[1]	0
Proceeds from disposal of investments in associated companies											0	0	[2]	373,000,000
Share in results from associated companies (net of tax)					$ 63,000,000	$ 61,000,000		$ 47,000,000	$ 108,000,000	$ 171,000,000 [1]	283,000,000	$ 192,000,000	[1]	$ 34,000,000
JV partner investment to retain share in JV											$ 19,000,000
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											42.00%
Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											49.00%
Number of classes of membership interest representing voting common stock | class_of_membership_interest											1
SFL Deepwater Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											39.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											39.00%
Number of classes of stock representing voting common stock | class_of_stock											1
Archer | Loans Payable
Schedule of Equity Method Investments [Line Items]
Debt, face amount				$ 43,000,000
Equity Method Investee | Archer
Schedule of Equity Method Investments [Line Items]
Loan to related party																			$ 55,000,000
Ownership interest (as percent)												39.89%
Archer
Schedule of Equity Method Investments [Line Items]
Quoted market value for investment											$ 34,000,000
Ownership interest (as percent)											39.72%	39.90%		39.90%
Archer | Private Placement
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment (in shares) | shares				82,003,000
Consideration received from shares issued				$ 98,000,000
Archer | Underwrite Placement
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment (in shares) | shares				2,811,793
Consideration received from shares issued				$ 3,000,000
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											50.00%	50.00%		50.00%
Number of pipelying vessels | vessel											1
Ownership percentage held by equity method investee (as percent)											50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											50.00%	50.00%		50.00%
Number of pipelying vessels | vessel											5
Ownership percentage held by equity method investee (as percent)											50.00%
Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											30.00%
Ownership percentage held by equity method investee (as percent)											70.00%
Total impairment of investments											$ 13,000,000	$ 0		$ 0
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											30.00%	30.00%		30.00%
Ownership percentage held by equity method investee (as percent)											70.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											30.00%	30.00%		30.00%
Ownership percentage held by equity method investee (as percent)											70.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											30.00%	30.00%		30.00%
Ownership percentage held by equity method investee (as percent)											70.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		51.00%
Seadrill Mobile Units (Nigeria) Ltd | Seadrill UK Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		49.00%
Interest acquired (as percent)		10.00%
Notional amount of investments acquired		$ 6,600,000
Seadrill Mobile Units (Nigeria) Ltd | HHL
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired		6,600,000
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)											50.00%	50.00%		0.00%			50.00%	100.00%
Total impairment of investments											$ 76,000,000	$ 0		$ 0
Third party ownership interest (as percent)											50.00%						50.00%
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)			42.00%													42.00%
Equity method investment, percentage of investment sold (as percent)			28.00%
Proceeds from disposal of investments in associated companies			$ 373,000,000
Share in results from associated companies (net of tax)			$ (88,000,000)
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Notional amount of investments acquired		$ 6,600,000
Total impairment of investments											$ 653,000,000
Subsequent Event | Private Placement | Archer
Schedule of Equity Method Investments [Line Items]
Consideration received from shares issued	$ 100,000,000
Subsequent Event | Archer
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)															16.30%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"